Share-Based Payments (Details)				12 Months Ended
		Nov. 06, 2023 USD ($) $ / shares shares	Dec. 16, 2022	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Share-Based Payments [Line Items]
Share options term			10 years
Share option vested percentage			50.00%	33.30%
Share option unvested percentage			50.00%
Exchange ratio				0.307212
Options during exercised price (in Dollars per share)				$ 0.0001	$ 0.0001
Estimated fair values of the awarded (in Dollars per share)					$ 1.025
Equity-settled share-based payment expenses (in Dollars) | $				$ 1,288,714	$ 3,179,214	$ 6,629,044
Price per share (in Dollars per share)		$ 0.0001		$ 0.0001
Fair value of services received (in Dollars) | $		$ 500,000
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares issued (in Shares) | shares	[1]			10,092,134
Bottom of range [member]
Share-Based Payments [Line Items]
Share options vest			45 months
Estimated fair values of the awarded (in Dollars per share)					$ 0.7203
Top [Member]
Share-Based Payments [Line Items]
Share options vest			48 months
First Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage				33.30%
Second Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage				33.40%
Third Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage				33.40%
Equity Settled Share Based Payment Transactions [Member]
Share-Based Payments [Line Items]
Options during exercised price (in Dollars per share)				$ 1.16	$ 1.21
Expected dividend				0.00%
Share Compensation [Member]
Share-Based Payments [Line Items]
Share option vested percentage				33.30%
Contractual lives				10 years
Equity Settled Transactions [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares issued (in Shares) | shares		325,000
Restricted share units [member]
Share-Based Payments [Line Items]
Share option vested percentage				100.00%
Certain employees (in Shares) | shares				2,076,000
Equity-settled share-based payment expenses (in Dollars) | $					$ 1,195,000

[1]	Concurrently with the execution of the Initial Merger, the Company, Bridgetown, Bridgetown’s sponsor and CGCL entered into a working capital loan capitalization agreement (the “Working Capital Loan Capitalization Agreement”). Included in the 10,092,134 Class A Ordinary Shares of the Company issued to Bridgetown’s sponsor were 451,839 shares issued pursuant to the Working Capital Loan Capitalization Agreement to settle an aggregate of US$4,518,390 of working capital loans from Bridgetown’s sponsors to Bridgetown.